Revenues from Contracts with Customers	12 Months Ended
Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Revenues from Contracts with Customers	Revenues from Contracts with Customers

6.1 Disaggregated Revenue Information

Set out below is the disaggregation of the Group’s revenues from contracts with customers:

	Years ended December 31,
(in millions)	2021	2020	2019
Research & development revenues from collaborations	€102.7	€178.8	€84.4
Genentech Inc.	45.9	49.2	64.0
Pfizer Inc.	43.4	121.6	14.3
Shanghai Fosun Pharmaceutical (Group) Co., Ltd	7.4	5.1	—
Other	6.0	2.9	6.1
Commercial revenues	€18,874.0	€303.5	€24.2
COVID-19 vaccine revenues	18,806.8	270.5	—
Sales to collaboration partners(1)	970.9	61.4	—
Direct product sales to customers	3,007.2	20.6	—
Share of collaboration partners' gross profit and sales milestones	14,828.7	188.5	—
Other sales	67.2	33.0	24.2
Total	€18,976.7	€482.3	€108.6

1)
Represents sales to our collaboration partner of products manufactured by us.

Since December 2020, our COVID-19 vaccine has been fully approved, granted conditional marketing authorization, or approved or authorized for emergency or temporary use in over 100 countries and regions worldwide, which resulted in recognition of revenues from the commercial sale of pharmaceutical products for the first time. Consequently, we have progressed from earning revenues primarily from research and development to earning revenues from commercial sales during the year ended December 31, 2021.

During the year ended December 31, 2021, revenues recognized from Pfizer Inc., or Pfizer (€15,500.0 million) and the German Federal Ministry of Health (€1,945.6 million), each account for more than 10% of total revenues. During the year ended December 31, 2020, revenues recognized from Pfizer (€371.5 million) and Genentech Inc., or Genentech (€49.2 million), each account for more than 10% of total revenues. During the year ended December 31, 2019, revenues recognized from Genentech (€64.0 million) and Pfizer (€14.3 million), accounted for more than 10% of total revenues. During the year ended December 31, 2021, based on the geographic region in which our customers and collaboration partners are located we mainly recognized revenues in the United States (€14,636.5 million) and Germany (€2,241.9 million). During the year ended December 31, 2020, the main geographic regions were United States (€381.9 million), Belgium (€56.2 million) and Germany (€31.7 million). During the year ended December 31, 2019, the main geographic regions were United States (€87.6 million) and Germany (€11.7 million).

Research and Development Revenues from Collaborations

During the year ended December 31, 2021, our collaborations with Genentech, Pfizer, Shanghai Fosun Pharmaceutical (Group) Co., Ltd, or Fosun Pharma, and other collaboration partners were progressed and respective research and development revenues were derived from deferred upfront payments as well as upon achieving development and regulatory milestones.

During the year ended December 31, 2021, our Influenza collaboration with Pfizer was progressed and research and development revenues of €43.4 million were derived from deferred upfront payments based on progress incurred and upon meeting certain development milestones. In comparison, during the year ended December 31, 2020, research and development revenues were mainly related to a non-refundable upfront cash payment of €66.3 million and a regulatory milestone payment of €51.7 million that became due based on our COVID-19 vaccine collaboration with Pfizer which was progressed to the commercial phase as well as €3.6 million incurred with respect to our Influenza collaboration with Pfizer.

As part of our BNT162 vaccine program against COVID-19, we are collaborating with Fosun Pharma to develop a COVID-19 vaccine in China. Upon receiving the authorization for emergency use and launching our COVID-19 vaccine in Hong Kong, development and regulatory milestones of €7.4 million have been achieved and recognized as research and development revenues during the year ended December 31, 2021. In comparison, during the year ended December 31, 2020, Fosun Pharma has paid a non-refundable upfront cash payment of €0.9 million and development milestones of €4.2 million that were recognized as revenues.

Other collaboration programs have been progressed during the year ended December 31, 2021, and revenues of €45.9 million under our collaboration with Genentech and €6.0 million under other collaborations have been derived from deferred upfront payments measured based on the costs incurred under the respective research programs. In comparison, during the year ended December 31, 2020, revenues of €49.2 million under our collaboration with Genentech and €2.9 million under other collaborations had been recognized.

The revenues recorded during the year ended December 31, 2019, mainly included revenues resulting from collaboration and license agreements processed in the research and development phase. The amounts were mainly derived from deferred upfront fees received under the Genentech, Pfizer (Influenza) and Sanofi collaboration. The amounts were recognized as revenues as we performed under the agreement and measured progress based on the costs or time incurred under the respective research programs.

Commercial Revenues

During the year ended December 31, 2021, commercial revenues increased due to the high demand for our COVID-19 vaccine. We are the marketing authorization holder in the United States, the European Union, the United Kingdom, Canada and other countries, and holder of emergency use authorizations or equivalents in the United States (jointly with Pfizer) and other countries, submissions to pursue regulatory approvals on those countries where emergency use authorizations or equivalent were initially granted are ongoing. Pfizer has marketing and distribution rights worldwide with the exception of China, Germany and Turkey. Fosun Pharma has marketing and distribution rights in China, Hong Kong special administrative region, or SAR, Macau SAR and the region of Taiwan. The allocation of marketing and distribution rights defines territories in which the collaboration partners act as a principal.

Whenever responsibilities in the manufacturing and supply process of the COVID-19 vaccine shift and the COVID-19 vaccine is transferred, the vaccine is sold from one partner to the other. During the years ended December 31, 2021 and 2020, we recognized €970.9 million and €61.4 million of revenues, respectively, from selling drug product batches manufactured by us to our partners.

By supplying our territories during the years ended December 31, 2021 and 2020, we recognized €3,007.2 million and €20.6 million of revenues, respectively, from direct COVID-19 vaccine sales in Germany and Turkey. The share of gross profit that we owe our collaboration partner Pfizer based on our sales is recognized as cost of sales.

Based on COVID-19 vaccine sales in the collaboration partners’ territories, we are eligible to receive a share of their gross profit which represents a net figure and is recognized as collaboration revenues during the commercial phase together with sales milestones that are recorded once the underlying thresholds are met. During the year ended December 31, 2021, €14,352.1 million gross profit share and €476.6 million of sales milestones have been recognized as revenues. During the year ended December 31, 2020, €188.5 million gross profit share has been recognized as revenues. In order to determine our share of our collaboration partners’ gross profits, we used certain information from our collaboration partners, some of which is based on preliminary data shared between the partners and might vary once final data is available. The true-up recognized prospectively during the year ended December 31, 2021, with respect to the prior year was not material.

The revenues from contracts with customers disclosed above were recognized as follows:

	Years ended December 31,
(in millions)	2021	2020	2019
Timing of revenue recognition
Goods and services transferred at a point in time	€4,034.3	€108.8	€17.0
Goods and services transferred over time	14,942.4	373.5	91.6
Total	€18,976.7	€482.3	€108.6

6.2 Contract Balances

(in millions)	December 31, 2021	December 31, 2020
Trade and other receivables	€12,381.7	€165.5
Contract liabilities	195.1	371.5
Refund liabilities	90.0	—

Trade and other receivables significantly increased mainly due to the trade receivables from our COVID-19 collaboration with Pfizer as well as our own sales. The contractual settlement of the gross profit share has a temporal offset of more than one calendar quarter. As Pfizer’s fiscal quarter for subsidiaries outside the United States differs from ours, it creates an additional time lag between the recognition of revenues and the payment receipt. Consequently, as of December 31, 2021, our trade receivables included in addition to the profit share for the fourth quarter of 2021, trade receivables which related to the gross profit share for the third quarter of 2021. The payment settling our gross profit share for the third quarter of 2021 (as defined by the contract) was received from our collaboration partner subsequent to the end of the reporting period in January 2022. From our trade receivables outstanding as of December 31, 2021, we had already collected €4,693.6 million in cash by January 16, 2022.

Contract liabilities mainly include upfront fees received from our major collaboration and license agreements as well as advance payments received for future COVID-19 vaccine sales and other sales. The contract liabilities from collaboration and commercial supply agreements as of December 31, 2021, comprise €61.9 million remaining upfront fees from collaboration agreements, €131.9 million of advance payments for future COVID-19 vaccine sales, which had been received during the year ended December 31, 2021, or for which an unconditional right of consideration exists (as of December 31, 2020: €131.7 million of remaining upfront fees from collaborations as well as €235.9 million of advance payments for future COVID-19 vaccine sales).

During the year ended December 31, 2021, the contract liabilities decreased as revenues were recognized from contract liabilities outstanding at the beginning of the year by fulfilling commercial performance obligations and progressing our research and development collaboration agreements (during the year ended December 31, 2020: increase in contract liabilities since payments received exceeded revenues recognized from contract liabilities recorded at the beginning of the year).

The refund liabilities relate to our collaboration with Fosun and represent consideration which has been received but which will need to be refunded to the collaboration partner.

Set out below is the amount of revenue recognized for the periods indicated:

	Years ended December 31,
(in millions)	2021	2020	2019
Amounts included in contract liabilities at the beginning of the year	€73.7	€58.9	€84.1

6.3 Performance Obligations

The contract liabilities allocated to the remaining performance obligations from collaboration or commercial supply agreements (unsatisfied or partially unsatisfied) as at year-end are as follows:

(in millions)	December 31, 2021	December 31, 2020
Within one year	€186.1	€299.6
More than one year	9.0	71.9
Total	€195.1	€371.5